LEASES - Schedule of Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Total Operating Leases
Year 1	¥ 4,028	¥ 4,073
Year 2	3,845	3,981
Year 3	3,746	3,788
Year 4	3,565	3,615
Year 5	3,358	3,384
Thereafter	21,480	22,282
Total minimum lease payments	40,022	41,123
Less: amount representing interest	12,896	13,299
Present value of minimum lease payments	27,126	27,824
Total Finance Leases
Year 1	171	155
Year 2	174	159
Year 3	177	161
Year 4	180	165
Year 5	181	168
Thereafter	4,086	4,056
Total minimum lease payments	4,969	4,864
Less: amount representing interest	2,076	2,122
Present value of minimum lease payments	¥ 2,893	¥ 2,742